Operating Leases (Schedule of Operating Leases) (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable operating lease rentals	₪ 741
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable operating lease rentals	283
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable operating lease rentals	435
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable operating lease rentals	₪ 23